Nationwide Life and Annuity Insurance Company
o    Nationwide VL Separate Account - D

                Prospectus supplement dated December 10, 2004 to
                          Prospectus dated May 1, 2004

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1.   YOUR PROSPECTUS OFFERS THE FOLLOWING UNDERLYING MUTUAL FUNDS AS INVESTMENT
     OPTIONS UNDER YOUR CONTRACT. THESE INVESTMENT OPTIONS HAVE CHANGED NAMES AS INDICATED BELOW.

--------------------------------------------------------------------- --------------------------------------------------------------
                              OLD NAME                                                            NEW NAME
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
AIM Variable Insurance Funds - INVESCO VIF - Core Equity Fund         AIM Variable Insurance Funds - AIM V.I. Core Stock Fund:
                                                                      Series I
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
AIM Variable Insurance Funds - INVESCO VIF - Dynamics Fund            AIM Variable Insurance Funds - AIM V.I. Dynamics Fund:
                                                                      Series I
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
AIM Variable Insurance Funds - INVESCO VIF - Health Sciences Fund     AIM Variable Insurance Funds - AIM V.I. Health Sciences Fund:
                                                                      Series I
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
AIM Variable Insurance Funds - INVESCO VIF - Small Company Growth     AIM Variable Insurance Funds - AIM V.I. Small Company Growth
Fund                                                                  Fund: Series I
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
AIM Variable Insurance Funds - INVESCO VIF -Technology Fund           AIM Variable Insurance Funds - AIM V.I. Technology Fund:
                                                                      Series I
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
AIM Variable Insurance Funds - INVESCO VIF - Total Return Fund        AIM Variable Insurance Funds - AIM V.I. Total Return Fund:
                                                                      Series I
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
AIM Variable Insurance Funds - INVESCO VIF - Utilities Fund           AIM Variable Insurance Funds - AIM V.I. Utilities Fund:
                                                                      Series I
--------------------------------------------------------------------- --------------------------------------------------------------

2. THE "AVAILABLE SUB-ACCOUNTS" SECTION OF YOUR PROSPECTUS IS UPDATED TO REFLECT THE REMOVAL OF INVESCO INSTITUTIONAL (N.A.), INC. AS A SUB-ADVISER TO THE FOLLOWING UNDERLYING MUTUAL FUNDS:

o    AIM VARIABLE INSURANCE FUNDS - AIM V.I. DYNAMICS FUND: SERIES I
o    AIM VARIABLE INSURANCE FUNDS - AIM V.I. HEALTH SCIENCES FUND: SERIES I
o    AIM VARIABLE INSURANCE FUNDS - AIM V.I. SMALL COMPANY GROWTH FUND: SERIES I
o    AIM VARIABLE INSURANCE FUNDS - AIM V.I. TECHNOLOGY FUND: SERIES I
o    AIM VARIABLE INSURANCE FUNDS - AIM V.I. UTILITIES FUND: SERIES I